Certain transactions (Other transactions) (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended
	Sep. 30, 2019	Apr. 30, 2018	Apr. 30, 2014
Business Combinations [Abstract]
Warrants granted			6,401
Exercise price of warrants			$ 4.88
Line of credit maximum borrowing capacity		$ 30,000	$ 5,000
Exercise of warrants	5,166